UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2719

DWS Strategic Government Securities Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Strategic Government Securities Fund

	Principal Amount ($)	Value ($)

Mortgage-Backed Securities Pass-Throughs 83.7%
Federal Home Loan Mortgage Corp.:
4.5%, with various maturities from 9/1/2018 until 4/1/2019 (a)	20,018,619	20,225,237
5.0%, with various maturities from 1/1/2019 until 12/1/2019	762,567	784,392
6.5%, with various maturities from 9/1/2032 until 7/1/2035	2,500,638	2,605,871
7.0%, 6/1/2032	1,466	1,540
8.0%, with various maturities from 2/1/2017 until 7/1/2030	21,209	22,131
8.5%, with various maturities from 12/1/2016 until 7/1/2030	8,195	8,709
10.25%, 3/1/2016	3,799	3,874
Federal National Mortgage Association:
5.0%, with various maturities from 12/1/2016 until 5/1/2021	6,730,179	6,934,081
5.5%, 5/1/2025	2,045,534	2,096,033
6.0%, 8/1/2035	1,631,188	1,668,909
6.5%, with various maturities from 7/1/2035 until 1/1/2038	10,011,081	10,438,364

8.0%, with various maturities from 9/1/2011 until 12/1/2024	155,641	164,221
8.5%, with various maturities from 7/1/2030 until 9/1/2030	12,725	13,646
9.0%, with various maturities from 12/1/2016 until 4/1/2030	31,781	34,366
Government National Mortgage Association:
4.5%, 9/1/2034 (a)	75,000,000	75,539,063
5.0%, with various maturities from 5/20/2023 until 12/15/2038 (a) (b)	254,000,526	258,884,220
5.5%, with various maturities from 12/15/2028 until 1/15/2039 (a) (b)	458,736,352	470,548,554
6.0%, with various maturities from 11/15/2023 until 1/15/2039 (a) (b)	573,296,359	592,588,401
6.5%, with various maturities from 5/15/2009 until 11/15/2038 (a)	118,109,240	123,002,732
7.0%, with various maturities from 4/15/2009 until 11/15/2038 (b) (c)	62,929,311	65,977,592
7.5%, with various maturities from 5/15/2009 until 1/15/2037	25,980,772	27,494,854
8.0%, 9/15/2014	286	292
9.0%, with various maturities from 9/15/2017 until 7/15/2030	1,968,592	2,158,504
9.5%, with various maturities from 6/15/2009 until 5/15/2025	2,657,233	2,942,886
10.0%, with various maturities from 11/15/2009 until 8/15/2022	1,650,544	1,861,705
10.5%, with various maturities from 9/15/2015 until 12/15/2021	932,525	1,064,830
11.0%, 4/20/2019	2,756	3,172

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,646,418,066)		1,667,068,179
Collateralized Mortgage Obligations 11.3%
FannieMae Grantor Trust, "A2", Series 2001-T10, 7.5%, 12/25/2041	4,665,085	4,817,064
FannieMae Whole Loan, "3A", Series 2004-W8, 7.5%, 6/25/2044	2,544,444	2,592,252
Federal Home Loan Mortgage Corp.:
"FT", Series 3346, 0.683% *, 10/15/2033	18,574,135	17,896,826
"JF", Series 2704, 0.883% *, 5/15/2023	12,219,226	12,011,294
"GZ", Series 2906, 5.0%, 9/15/2034	17,163,754	15,337,275
"SL", Series 2882, Interest Only, 6.867% **, 10/15/2034	2,765,628	288,459
Federal Home Loan Mortgage Corp./Government National Mortgage Association, "SC", Series 23, Interest Only, 9.113% **, 11/25/2023	2,441,464	337,475
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	1,810	1,712
"F", Series 2004-29, 0.789% *, 5/25/2034	872,572	439,409
"21", Series 334, Interest Only, 5.0%, 3/1/2018	8,417,575	604,743
''23" Series 339, Interest Only, 5.0%, 8/1/2033	17,902,441	1,284,480
"ZA", Series 2008-24, 5.0%, 4/25/2038	13,030,708	11,072,846
"AN", Series 2007-108, 8.879% *, 11/25/2037	18,064,143	19,024,014
Government National Mortgage Association:
"PO", Series 1999-40, Principal Only, Zero Coupon, 11/16/2029	1,573,033	1,273,053
"OD", Series 2006-36, Principal Only, Zero Coupon, 7/16/2036	1,223,617	1,060,930
"PO", Series 2006-60, Principal Only, Zero Coupon, 11/20/2036	988,760	945,791
"FH", Series 2007-33, 0.659% *, 6/20/2037	1,861,346	1,859,286
"FG", Series 2002-76, 0.729% *, 10/16/2029	1,863,126	1,816,274
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,582,414	1,403,903
"A1", Series 2008-36, Interest Only, 5.0%, 10/16/2022	8,783,777	863,810
"GD", Series 2004-26, 5.0%, 11/16/2032	20,000,000	20,188,104
"LG", Series 2003-70, 5.0%, 8/20/2033	1,000,000	946,787
"KE", Series 2004-19, 5.0%, 3/16/2034	4,500,000	4,247,691
"PH", Series 2004-80, 5.0%, 7/20/2034	8,002,000	7,837,627
"LE", Series 2004-87, 5.0%, 10/20/2034	6,741,000	6,288,426
"ZB", Series 2005-15, 5.0%, 2/16/2035	10,942,465	9,975,658
"Z", Series 2005-25, 5.0%, 3/16/2035	2,421,569	2,238,411
"ZA", Series 2006-47, 5.0%, 8/16/2036	6,010,392	5,177,851
"CK", Series 2007-31, 5.0%, 5/16/2037	7,412,000	7,230,466
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	1,944,069	73,828
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	4,800,031	492,492
"TZ", Series 2003-85, 5.5%, 10/20/2033	20,008,166	18,480,745

"PI", Series 2004-28, Interest Only, 5.5%, 11/20/2033	5,077,513	377,384
"PC", Series 2007-2, 5.5%, 6/20/2035	10,000,000	10,155,397
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,670,216
"ZA", Series 2007-30, 5.5%, 5/16/2037	5,478,850	4,961,771
"SB", Series 2008-36, Interest Only, 5.911% **, 4/20/2038	18,353,792	1,171,947
"SF", Series 2002-63, Interest Only, 5.951% **, 9/16/2032	5,752,583	382,955
"SP", Series 2005-61, Interest Only, 5.951% **, 8/16/2035	12,365,601	957,533
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,631,258	2,670,765
"NS", Series 2007-72, Interest Only, 6.171% **, 11/20/2037	5,500,074	318,727
"SJ", Series 2004-22, Interest Only, 6.241% **, 4/20/2034	17,866,304	904,332
"ZB", Series 1998-21, 6.5%, 9/20/2028	2,797,222	2,911,894
"PB", Series 2001-53, 6.5%, 11/20/2031	4,000,000	4,343,457
"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	9,740,998	1,112,534
"GS", Series 2006-16, Interest Only, 6.631% **, 4/20/2036	11,618,254	874,573
"KS", Series 2004-96, Interest Only, 6.641% **, 7/20/2034	10,350,532	833,224
"SY", Series 2004-47, Interest Only, 6.731% **, 1/16/2034	13,132,094	1,129,774
"LS", Series 2003-74, Interest Only, 6.791% **, 12/20/2030	2,614,221	122,309
"QS", Series 2003-34, Interest Only, 6.791% **, 3/20/2033	9,686,530	909,372
"SN", Series 2005-68, Interest Only, 6.871% **, 1/17/2034	23,535,023	1,485,175
"S", Series 2008-47, Interest Only, 7.371% **, 6/16/2038	22,942,705	2,167,962
"SM", Series 2003-60, Interest Only, 7.421% **, 1/16/2033	26,557,997	2,257,217
"SA", Series 1999-30, Interest Only, 7.671% **, 4/16/2029	7,713,613	507,523
"SJ", Series 1999-43, Interest Only, 7.671% **, 11/16/2029	4,348,215	465,848
"QA", Series 2002-13, Interest Only, 7.721% **, 2/16/2032	507,966	68,931
"S", Series 1999-15, Interest Only, 7.871% **, 5/16/2029	4,219,250	491,511

Total Collateralized Mortgage Obligations (Cost $220,762,420)		224,361,313
Government & Agency Obligations 3.6%
US Government Sponsored Agencies 1.4%
Federal Home Loan Bank, 7.45% *, 10/16/2023 (c)	10,000,000	10,000,000
Federal National Mortgage Association, 8.45% *, 2/27/2023 (c)	18,000,000	18,000,000

		28,000,000
US Treasury Obligations 2.2%
US Treasury Bills:
0.04% ***, 5/21/2009 (d)	448,000	447,665
0.13% ***, 6/11/2009 (d)	12,289,000	12,277,645
0.24% ***, 7/9/2009 (d)	986,000	984,667
US Treasury Inflation-Indexed Note, 0.625%, 4/15/2013 (b)	32,180,480	31,104,429

		44,814,406

Total Government & Agency Obligations (Cost $71,746,089)		72,814,406

	Shares	Value ($)

Securities Lending Collateral 16.4%
Daily Assets Fund Institutional, 1.25% (e) (f) (Cost $326,233,435)	326,233,435	326,233,435
Cash Equivalents 11.5%
Cash Management QP Trust, 1.12% (e) (Cost $228,328,186)	228,328,186	228,328,186

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,493,488,196) †	126.5	2,518,805,519
Other Assets and Liabilities, Net	(26.5)	(527,793,176)

Net Assets	100.0	1,991,012,343

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

**	These securities are shown at their current rate as of January 31, 2009.
***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,493,744,597. At January 31, 2009, net unrealized appreciation for all securities based on tax cost was $25,060,922. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,096,962 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,036,040.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $318,765,938 which is 16.0% of net assets.
(c)	At January 31, 2009 this security has been pledged, in whole or in part, as collateral for open written options.
(d)	At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	3/16/2009	20	1,429,528	1,467,818	38,290
10 Year Interest Rate Swap	3/16/2009	345	43,255,341	43,054,924	(200,417)
2 Year US Treasury Note	3/31/2009	948	203,834,943	206,308,500	2,473,557
Federal Republic of Germany Euro-Bund	3/6/2009	832	132,741,265	130,359,869	(2,381,396)
Federal Republic of Germany Euro-Schatz	3/6/2009	786	107,947,173	108,489,307	542,134
Total net unrealized appreciation					472,168

At January 31, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Appreciation ($)

10 Year Canadian Government Bond	3/20/2009	209	21,388,778	21,137,761		251,017
10 Year Japanese Government Bond	3/11/2009	57	88,525,696	88,137,920		387,776
10 Year US Treasury Note	6/19/2009	115	14,087,178	13,880,860		206,318
10 Year US Treasury Note	3/20/2009	2,566	320,620,800	314,776,044		5,844,756
United Kingdom Long Gilt Bond	3/27/2009	42	7,467,033	7,146,931		320,102
Total unrealized appreciation						7,009,969

At January 31, 2009, open total return swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

12/1/2008 1/12/2010	177,252,400[1]	0.35%	Citi Global Interest Rate Strategy Index	4,581,553	104,000	4,477,553
Counterparty:
[1]				Citigroup Global Markets, Inc.
At January 31, 2009, open written option contracts were as follows:
Written Options				Contract Amount	Expiration Date	Value ($)*

Call Options
Option on an interest rate swap for the obligation to receive a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010				62,000,000	9/18/2009	34,689
Option on an interest rate swap for the obligation to receive a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010				62,000,000	10/13/2009	663,425

Total Call Options (Premiums received $733,150)						698,114

Put Options
Option on an interest rate swap for the obligation to pay a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010				62,000,000	9/18/2009	1,504,083
Option on an interest rate swap for the obligation to pay a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010				62,000,000	10/13/2009	72,503

Total Put Options (Premiums received $733,150)						1,576,586

Written Options		Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
30 Year GNSF		4.5	25,000,000	2/12/2009	101.4	250,000
30 Year GNSF		4.5	25,000,000	2/12/2009	101.7	207,031
30 Year GNSF		5.0	25,000,000	3/11/2009	103.0	117,187
30 Year GNSF		5.0	25,000,000	3/11/2009	102.1	242,187
30 Year GNSF		5.0	25,000,000	2/12/2009	100.3	171,875
30 Year GNSF		5.0	25,000,000	2/12/2009	102.0	281,250
30 Year GNSF		5.5	25,000,000	2/12/2009	102.0	117,188
30 Year GNSF		5.5	25,000,000	2/12/2009	103.5	7,813
30 Year GNSF		6.0	25,000,000	2/12/2009	102.0	265,625
Total Call Options (Premiums received $1,814,453)					1,660,156

Put Options
30 Year GNSF		5.0	25,000,000	3/11/2009	102.3	93,750
30 Year GNSF		5.0	25,000,000	4/13/2009	101.0	148,437
30 Year GNSF		5.5	25,000,000	3/11/2009	101.0	23,437
30 Year GNSF		5.5	25,000,000	3/11/2009	103.0	257,813
30 Year GNSF		5.5	25,000,000	4/13/2009	102.5	257,813
30 Year GNSF		6.0	25,000,000	4/13/2009	103.0	179,687
Total Put Options (Premiums received $722,656)					960,937

Total Written Options (Total Premiums received $4,003,409)					4,895,793

*	Unrealized depreciation at January 31, 2009 was ($892,384).
GNSF: Government National Single Family
LIBOR: Represents the London InterBank Offered Rate.

As of January 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For	Settlement Date		Unrealized Appreciation ($)

USD	3,342,020	CAD	4,168,000	2/18/2009	28,131
CHF	13,562,000	USD	12,084,113	2/18/2009	405,678
Total unrealized appreciation					433,809

Contracts to Deliver		In Exchange For	Settlement Date		Unrealized Depreciation ($)

USD	8,688,998	GBP	5,926,000	2/18/2009	(147,784)
USD	38,280,514	JPY	3,417,914,000	2/18/2009	(228,872)
USD	9,599,760	NZD	17,910,000	2/18/2009	(511,347)
USD	22,107,360	EUR	16,748,000	2/18/2009	(669,923)
USD	26,045,508	SEK	217,941,000	2/18/2009	(3,624)
USD	12,354,241	AUD	18,617,000	2/18/2009	(497,916)
NOK	334,919,000	USD	46,663,713	2/18/2009	(1,692,996)
Total unrealized depreciation					(3,752,462)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Options Written, at Value	Other Financial Instruments††
Level 1	$ 326,233,435	$ (2,274,700)	$ 7,482,137
Level 2	2,182,572,084	-	1,158,900
Level 3	10,000,000	(2,621,093)	-
Total	$ 2,518,805,519	$ (4,895,793)	$ 8,641,037

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, forward foreign currency exchange contracts, credit default and total return swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

	Investments in Securities	Written Options
Balance as of November 1, 2008	$ 10,000,000	$ (3,492,187)
Total realized gain (loss)	-	2,457,031
Change in unrealized appreciation (depreciation)	-	865,235
Amortization Premium/Discount	-	-
Net purchases (sales)	-	(2,451,172)
Net transfers in (out) of Level 3	-	-
Balance as of January 31, 2009	$ 10,000,000	$ (2,621,093)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009